Summary of Significant Accounting Policies - Schedule of Future Minimum Payments of Non-cancellable Operating Leases (Detail) - Dec. 31, 2018 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum payments of non-cancellable operating leases	$ 34,175	R$ 132,419
Up to one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum payments of non-cancellable operating leases	7,268	28,163
One to five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum payments of non-cancellable operating leases	18,640	72,225
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum payments of non-cancellable operating leases	$ 8,267	R$ 32,031